General and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025
Notes and other explanatory information [abstract]
Directors’ fees (Note 18)	$ 101	$ 79	$ 192	$ 143
Insurance	51	59	103	120
Office and general	65	68	113	128
Shareholder information	325	214	544	365
Professional fees	380	233	626	402
Salaries and benefits (Note 18)	1,940	1,202	2,488	1,679
Consulting	118	181	294	396
Share-based compensation expense (Notes 15 and 18)	844	1,273	1,080	1,429
Incremental withholding tax on share-based compensation paid (Note 18)	1,107		1,107
Travel and accommodation	51	60	107	112
Depreciation	15	14	29	29
Other	9	3	14	8
Total general and administrative expenses	$ 5,006	$ 3,386	$ 6,697	$ 4,811